UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011
Check here if Amendment [ ];      Amendment Number:
                                                   -------

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:       Courage Capital Management, LLC
Address:    4400 Harding Road, Suite 503
            Nashville, TN  37205-2290

Form 13F File Number:             28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:     Richard C. Patton
Title:    Chief Manager
Phone:    615-369-0110

Signature, Place and Date of Signing:

 /S/ Richard C. Patton                   Nashville, TN           August 12, 2011
------------------------------------     ------------------      ---------------
[Signature]                              [City, State]           [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for
this reporting manager are reported in     this report and a portion are
reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Number of Other Included Managers:                 0
                                               -----

Form 13F Information Table Entry Total:           57
                                              ------

Form 13F Information Table Value Total:   $  382,708
                                          ----------
                                         (thousands)

List of Other Included Managers:  Not Applicable

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Altisource Portfolio Solutions Ord Shs     Common         L0175J104    2,857    77,646 SH       DEFINED (1)            X      0    0
America's Car-Mart Ord Shs                 Common         03062T105    2,984    90,426 SH       DEFINED (1)            X      0    0
Ascent Media Ord Shs Series A              Common         043632108    2,109    39,809 SH       DEFINED (1)            X      0    0
Bank of America                            Option         060505104    9,974   910,000 SH  CALL DEFINED (1)            X      0    0
Blackboard Inc.                            Option         091935502    1,792    41,300 SH  PUT  DEFINED (1)            X      0    0
Blue Coat System Ord Shs                   Common         09534T508    2,642   120,864 SH       DEFINED (1)            X      0    0
Coca-Cola Ord Shs                          Common         191098102    2,118    31,475 SH       DEFINED (1)            X      0    0
Convergys Ord Shs                          Common         212485106    2,416   177,094 SH       DEFINED (1)            X      0    0
Freescale Semiconductor Holdings           Option         G3727Q101    1,175    63,900 SH  PUT  DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                       Common         373200302    1,952    80,880 SH       DEFINED (1)            X      0    0
Gilead Sciences                            Option         375558103    2,692    65,000 SH  CALL DEFINED (1)            X      0    0
Gilead Sciences Ord Shs                    Common         375558103   12,259   296,050 SH       DEFINED (1)            X      0    0
Google Inc                                 Common         38259P508    7,610    15,028 SH       DEFINED (1)            X      0    0
Graco Ord Shs                              Common         384109104    1,562    30,842 SH       DEFINED (1)            X      0    0
Harsco Ord Shs                             Common         415864107    2,532    77,667 SH       DEFINED (1)            X      0    0
Hartford Financial Services Group Inc.     Option         416515104    9,140   346,600 SH  PUT  DEFINED (1)            X      0    0
Huntington Ingalls Industries Ord Shs      Common         446413106    8,759   253,873 SH       DEFINED (1)            X      0    0
When Issued
Ingram Micro                               Common         457153104    8,453   465,971 SH       DEFINED (1)            X      0    0
Ishares Russell 2000 index ETF             Option         464287655   86,865 1,049,100 SH  PUT  DEFINED (1)            X      0    0
KV Pharmaceutical Cl A                     Option         482740206      341   125,400 SH  CALL DEFINED (1)            X      0    0
KV Pharmaceutical Ord Shs Class A          Common         482740206      544   200,000 SH       DEFINED (1)            X      0    0
Leap Wireless International                Option         521863308    1,526    94,000 SH  PUT  DEFINED (1)            X      0    0
Lear Ord Shs                               Common         521865204    2,983    55,778 SH       DEFINED (1)            X      0    0
Liberty Media Starz                        Option         53071M203    1,707    21,900 SH  CALL DEFINED (1)            X      0    0
Liberty Media Starz Ord Shs Series B       Common         53071M203    3,292    42,231 SH       DEFINED (1)            X      0    0
Live Nation Entertainment Ord Shs          Common         538034109      588    51,240 SH       DEFINED (1)            X      0    0
LoJack Ord Shs                             Common         539451104      360    82,579 SH       DEFINED (1)            X      0    0
Maiden Holdings Ord Shs                    Common         G5753U112      233    25,620 SH       DEFINED (1)            X      0    0
Markel Ord Shs                             Common         570535104    3,801     9,578 SH       DEFINED (1)            X      0    0
Market Vectors Gold Miners ETF             Gold Miner ETF 57060U100   10,176   186,410 SH       DEFINED (1)            X      0    0
McCormick & Co Non-Voting Ord Shs          Common         579780206    1,239    24,997 SH       DEFINED (1)            X      0    0
McMoran Exploration Co.                    Option         582411104    5,452   295,000 SH  CALL DEFINED (1)            X      0    0
Move Ord Shs                               Common         62458M108    1,162   530,410 SH       DEFINED (1)            X      0    0
MPG office Trust, Inc.                     Option         553274101      740   258,700 SH  PUT  DEFINED (1)            X      0    0
Nara Bancorp, Inc.                         Option         63080P105      115    14,200 SH  PUT  DEFINED (1)            X      0    0
Netflix, Inc.                              Option         64110L106    4,203    16,000 SH  CALL DEFINED (1)            X      0    0
Nokia Corp.                                Option         654902204    2,196   342,000 SH  CALL DEFINED (1)            X      0    0
Northern Oil & Gas, Inc.                   Option         665531109      629    28,400 SH  PUT  DEFINED (1)            X      0    0
Pacific Capital Bancorp Ord Shs            Common         69404P200    4,691   147,556 SH       DEFINED (1)            X      0    0
Pan American Silver                        Option         697900108    3,286   110,000 SH  PUT  DEFINED (1)            X      0    0
Pan American Silver Ord Shs                Common         697900108    4,003   129,583 SH       DEFINED (1)            X      0    0
Radioshack                                 Option         750438103      611    45,900 SH  CALL DEFINED (1)            X      0    0
Radioshack Ord Shs                         Common         750438103   10,108   759,416 SH       DEFINED (1)            X      0    0
Rosetta Stone Ord Shs                      Common         777780107    3,352   207,669 SH       DEFINED (1)            X      0    0
Safeway Ord Shs                            Common         786514208      629    26,907 SH       DEFINED (1)            X      0    0
SPDR S&P 500 ETF                           Option         78462F103   88,103   667,600 SH  PUT  DEFINED (1)            X      0    0
Sprint Nextel                              Option         852061100      578   107,200 SH  CALL DEFINED (1)            X      0    0
StreetTRACKS Gld ETF                       Gold ETF       78463V107   14,175    97,087 SH       DEFINED (1)            X      0    0
StreetTRACKS Gld ETF                       Option         78463V107    2,044    14,000 SH  CALL DEFINED (1)            X      0    0
Tekelec Ord Shs                            Common         879101103    1,989   217,855 SH       DEFINED (1)            X      0    0
True Religion Apparel Ord Shs              Common         89784N104    6,267   215,497 SH       DEFINED (1)            X      0    0
Viacom Ord Shs Class B                     Common         92553P201   11,595   227,350 SH       DEFINED (1)            X      0    0
Viasat Inc.                                Option         92552V100      861    19,900 SH  PUT  DEFINED (1)            X      0    0
Viasat Inc.                                Option         92552V100    3,977    91,900 SH  CALL DEFINED (1)            X      0    0
ViaSat Ord Shs                             Common         92552V100    3,676    84,965 SH       DEFINED (1)            X      0    0
Vistaprint                                 Option         N93540107      957    20,000 SH  CALL DEFINED (1)            X      0    0
Wal Mart Stores                            Option         931142103   10,628   200,000 SH  CALL DEFINED (1)            X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.